Share Capital Disclosure	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Notes
Share Capital Disclosure

NOTE 8 - SHARE CAPITAL

On July 30, 2020, the Company issued 988,000 units of its common stock for gross proceeds of $247,000, of which $80,000 were received during the year ended May 31, 2020. Each unit consisted of one common share of the Company and one warrant allowing its holder to acquire an additional common share at $0.35 until January 30, 2021, and at $0.50 per share from January 30, 2021 to July 30, 2022.

On August 13, 2020, the Company issued 1,250,000 shares of its common stock to Ms. Arnett, the Company’s 10% shareholder, on the exercise of 1,250,000 options at $0.05 per option. Ms. Arnett chose to apply $62,500 the Company owed to her on account of past services against the exercise price of the shares. Ms. Arnett transferred the remaining $24,712 the Company owed to her as at August 13, 2020, to Mr. Hargreaves, the Company’s director of VP; Technology and Operations, in a private transaction.

On August 13, 2020, the Company issued 1,234,855 shares of its common stock to Mr. Hargreaves, the Company’s VP; Technology and Operations, on the exercise of 1,234,855 shares at $0.05 per option. Mr. Hargreaves chose to apply $61,743 the Company owed to him against the exercise price of the shares.

Options

The changes in the number of stock options outstanding during the six-month period ended November 30, 2020, and for the year ended May 31, 2020, are as follows:

	Six months ended November 30, 2020		Year ended May 31, 2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning	7,050,000	$0.24	7,050,000		$0.24
Options exercised	(2,484,855)	$0.05	-	$	n/a
Options expired	(1,015,145)	$0.34	-	$	n/a
Options outstanding, ending	3,550,000	$0.35	7,050,000		$0.24

Details of options outstanding and exercisable as at November 30, 2020, are as follows:

Number of options outstanding and exercisable	Exercise price	Grant date	Expiry date
500,000	$0.35	August 5, 2015	January 1, 2021
500,000	$0.35	August 5, 2015	April 1, 2021
500,000	$0.35	August 5, 2015	July 1, 2021
2,050,000	$0.35	August 24, 2017	August 23, 2022
3,550,000	$0.35

At November 30, 2020, the weighted average remaining contractual life of the stock options outstanding was 1.14 years.

Warrants

The changes in the number of warrants outstanding during the six-month period ended November 30, 2020, and for the year ended May 31, 2020, are as follows:

	Six months ended November 30, 2020			Year ended May 31, 2020
	Number of warrants	Weighted average exercise price		Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	18,864,605		$0.94	20,297,565		$0.78
Warrants issued	988,000		$0.35/$0.50	6,050,000		$0.38
Warrants exercised	-	$	n/a	7,482,960		$0.05
Warrants expired	1,480,000		$1.50	-	$	n/a
Warrants outstanding, ending	18,372,605		$0.86	18,864,605		$0.94

Details of warrants outstanding as at November 30, 2020, are as follows:

Number of warrants exercisable	Grant date	Exercise price
2,000,000	March 3, 2016	$0.75 expiring on March 3, 2021
9,094,605	October 12, 2016	$1.50 expiring on October 12, 2021
240,000	February 7, 2018	$1.50 expiring on February 7, 2021
3,950,000	June 24, 2019	$0.20 expiring on June 24, 2021
100,000	July 22, 2019	$0.20 expiring on July 22, 2021
1,000,000	January 29, 2020	$0.50 expiring on March 12, 2023
1,000,000	January 29, 2020	$1.00 expiring on March 12, 2023
988,000	July 30, 2020	$0.35 during the period from July 30, 2020 to January 30, 2021 $0.50 during the period from January 30, 2021 to July 30, 2022
18,372,605

At November 30, 2020, the weighted average life of the warrants was 0.86 years.

NOTE 10 - SHARE CAPITAL

On June 24, 2019, the Company issued 3,950,000 units for total gross proceeds of $474,000, and on July 22, 2019, the Company issued 100,000 units for total gross proceeds of $12,000. Each unit consisted of one common share of the Company and one share purchase warrant (the “2019 Warrant”) expiring on the second-year anniversary of the date of issuance of the 2019 Warrant. Each 2019 Warrant is exercisable into one share of the Company’s common stock at $0.20 per share.

On September 9, 2019, the Company issued 7,482,960 common shares of the Company on exercise of 7,482,960 warrants the Company granted to Mr. Jeffs in consideration for the Credit Line and in recognition of $124,128 previously advanced to the Company by Mr. Jeffs in series of separate loan agreements (Note 9). To exercise the warrants, Mr. Jeffs chose to apply $374,148, the Company owed under the Credit Line and notes payable against the purchase price of the shares.

On April 2, 2020, the Company entered into a 12-month consulting agreement for strategic business advisory services (the “Agreement”), which commenced on April 1, 2020. As part of the Agreement the Company issued to the consultant 100,000 common shares of the Company valued at $22,000, based on the fair market value of the Company’s shares on the date of the Agreement. As at May 31, 2020, $18,333 were set up as prepaid expenses.

At May 31, 2020, the Company received a total of $80,000 in subscriptions to 320,000 units of its common stock. Each subscribed unit consisted of one common share of the Company and one share purchase warrant (the “2020 Warrant”) expiring on the second year anniversary of the date of issuance of the 2020 Warrant. Each 2020 Warrant is exercisable into one share of the Company’s common stock at $0.35 per share during the first six months from the date of closing of the offering, and at $0.50 per share during the remaining life of the 2020 Warrant. The units were issued subsequent to May 31, 2020 (Note 12).

Options

The changes in the number of stock options outstanding during the years ended May 31, 2020 and 2019 are as follows:

	Year ended May 31, 2020			Year ended May 31, 2019
	Number of options	Weighted average exercise price		Number of options	Weighted average exercise price
Options outstanding, beginning	7,050,000		$0.24	9,450,000	$0.35
Options cancelled	-	$	n/a	2,400,000	$0.67
Options outstanding, ending	7,050,000		$0.24	7,050,000	$0.24

Details of options outstanding and exercisable as at May 31, 2020, are as follows:

Number of options outstanding and exercisable	Exercise price	Grant date	Expiry date
2,500,000(1)	$0.05	November 25, 2014	August 26, 2020
2,500,000(2)	$0.35	August 5, 2015	August 5, 2020
2,050,000	$0.35	August 24, 2017	August 23, 2022
7,050,000	$0.24

(1)Of these options on August 13, 2020, 1,250,000 options were exercised by the former VP, Corporate Strategy and 10% shareholder and 1,234,855 options were exercised by the Company’s VP of Technology. Remaining 15,145 options expired unexercised.

(2)The options were issued to the Company’s CEO, and vested Quarterly beginning on August 5, 2015. Each vested tranche can be exercisable during the period of five years after the vesting date. Subsequent to May 31, 2020, 500,000 options issued to the Company’s CEO expired unexercised.

At May 31, 2020, the weighted average remaining contractual life of the stock options outstanding was 0.95 years.

Warrants

The changes in the number of warrants outstanding during the years ended May 31, 2020, and 2019, are as follows:

	Year ended May 31, 2020	Year ended May 31, 2019
Warrants outstanding, beginning	20,297,565	12,814,605
Warrants issued	6,050,000	7,482,960
Warrants exercised	7,482,960	-
Warrants outstanding, ending	18,864,605	20,297,565

Details of warrants outstanding as at May 31, 2019, are as follows:

Number of warrants exercisable	Grant date	Exercise price
2,000,000	March 3, 2016	$0.75 during the period from March 3, 2020 to March 3, 2021
9,094,605	October 12, 2016	$1.25 during the period from October 12, 2019 to October 12, 2020 $1.50 during the period from October 12, 2020 to October 12, 2021
1,480,000	October 12, 2017	$1.50 during the period from October 12, 2019 to October 12, 2020
240,000	February 7, 2018	$1.50 expiring on February 7, 2021
3,950,000	June 24, 2019	$0.20 expiring on June 24, 2021
100,000	July 22, 2019	$0.20 expiring on July 22, 2021
1,000,000	January 29, 2020	$0.50 expiring on March 12, 2023
1,000,000	January 29, 2020	$1.00 expiring on March 12, 2023
18,864,605

At May 31, 2020, the weighted average life and exercise price of the warrants was 1.30 years and $0.94, respectively.

On January 29, 2020, as part of the Buyback Agreement, the Company issued to its distributor 2,000,000 warrants (the “Warrants”) (Note 7). The Warrants were valued at $352,094 and were recorded as part of reserves (Note 7).

Recovery of Short-Swing Profits

Effective May 6, 2020, the Company received $7,772 related to the recovery of short-swing profits under Section 16(b) of the Securities Exchange Act of 1934, as amended.